Share-Based Compensation and Pensions - Joint Share Ownership Plan (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Jan. 20, 2023	Jan. 21, 2020	Dec. 31, 2020
Joint Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)		565,630
Hurdle price per share (dollars per share)		$ 266.00
Shares issued, price per share (dollars per share)		205.89
Percentage of award subject to performance condition			20.00%
Grant date fair value (dollars per share)		$ 24.13
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted-average volatility			18.66%
Weighted-average risk-free interest rate			1.55%
Dividend yield			0.00%
Unrecognized compensation cost			$ 9.4
Unrecognized compensation cost, period of recognition			2 years 1 month 6 days
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted (shares)		565,630
Chief Executive Officer | Joint Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years
Grant date fair value		$ 13.6
Scenario, Forecast | Joint Share Ownership Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volume weighted average price per share, days	10 days
Consecutive trading days	10 days